Taxation	3 Months Ended
Mar. 31, 2023
Income Tax Expense
Taxation

12.Taxation

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Current taxes on income	35,308	29,469
Deferred income taxes	(20,090)	(13,215)
Total taxes	15,218	16,254

Income tax expense is recognized based on management’s estimate of the weighted average annual income tax rate for the period by jurisdiction.